Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (1,762,855)	$ (1,017,545)	$ (2,115,033)	$ (2,591,790)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discounts related to convertible notes payable	237,615	89,000	215,575	8,378
Costs associated with convertible note conversion paid with common stock			750
Loss on extinguishment of debt	323,996			166,382
Loss on extinguishment of other liabilities				11,154
Loss on exchange of officer note				49,974
Stock-based compensation and fees included in - General and administrative expenses				14,248
Stock-based compensation and fees included in - Research and development expenses				15,000
Foreign currency transaction (gain) loss	(29,942)	(26,354)	(26,132)	112,641
Changes in operating assets and liabilities:
(Increase) decrease in - Prepaid expenses and advanced clinical research payments	(55,552)	(59,250)	13,355	18,962
Increase (decrease) in - Accounts payable and accrued expenses	535,198	261,889	524,324	703,682
Increase (decrease) in - Accrued compensation and related expenses	492,243	390,600	779,407	1,025,484
Increase (decrease) in - Accrued interest payable	152,849	95,382	120,009	99,645
Net cash used in operating activities	(106,448)	(266,278)	(487,745)	(427,368)
Cash flows from financing activities:
Proceeds from sale of common stock units and issuance of restricted stock, net of fees				195,750
Proceeds from convertible notes borrowings	90,000	213,500
Debt issuance costs		(5,500)
Proceeds from issuance of note payable to officer	1,250	25,000	22,751	100,000
Proceeds from issuance of notes payable			478,150	80,000
Capitalized note costs			(29,750)
Net cash provided by financing activities	91,250	233,000	471,151	375,750
Cash and cash equivalents:
Net decrease	(15,198)	(33,278)	(16,594)	(51,618)
Balance at beginning of period	16,690	33,284	33,284	84,902
Balance at end of period	1,492	6	16,690	33,284
Cash paid for -
Interest	1,498	932	5,130	3,345
Non-cash financing activities:
10% convertible notes payable, including accrued interest of $62,267 exchanged for common stock				213,266
Principal on convertible notes payable paid with common stock			24,554
Conversion fees paid with common stock upon principal payment on convertible notes payable			750
Accounts payable and accrued expenses extinguished with common stock options				138,273
Accrued compensation extinguished with option to purchase common stock options				200,350
Officer note payable, exchanged for common stock and warrants				50,000
Short-term note payable issued in connection with financing of directors and officers insurance policy			61,746	63,750
Short-term note payable issued in connection with financing of clinical trial and other office insurance policies			9,322	9,322
Fair value of common stock issued to service provider				$ 198,550
Beneficial Conversion Feature and Warrants issued with convertible debt	90,000	50,258
Debt and accrued interest converted to Common Stock	950,421
Issuance of Common Stock for accrued compensation and benefits	306,000
Cashless warrant exercises	15,638
Original issue discounts associated with convertible debt		$ 10,500